Non-life and Life and Health Reserves - Net favorable prior year loss development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total net favorable prior year loss development	$ 448,158	$ 676,574	$ 830,705
P&C
Liability for Claims and Claims Adjustment Expense [Line Items]
Total net favorable prior year loss development	204,172	389,672	473,564
Specialty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total net favorable prior year loss development	$ 243,986	$ 286,902	$ 357,141